UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21735

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund (ETV)

Semiannual Report

June 30, 2014

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.1108 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2014

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	2

Fund Snapshot	3

Endnotes and Additional Disclosures	4

Financial Statements	5

Annual Meeting of Shareholders	18

Board of Trustees’ Contract Approval	19

Officers and Trustees	22

Important Notices	23

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Performance1

Portfolio Managers Walter A. Row III, CFA, CMT, David Stein, Ph.D. and Thomas Seto

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	06/30/2005	5.70%	17.45%	14.49%	8.82%
Fund at Market Price	—	10.24	24.33	14.74	8.64
S&P 500 Index	—	7.14%	24.61%	18.82%	7.94%
NASDAQ-100 Index	—	7.87	34.15	22.41	12.01
CBOE S&P 500 BuyWrite Index	—	5.66	14.12	10.49	5.22
CBOE NASDAQ-100 BuyWrite Index	—	3.93	15.31	9.88	4.24
Blend of 60% S&P500 Index and 40% NASDAQ-100 Index	—	7.45	28.39	20.31	9.65
60% CBOE S&P 500 BuyWrite Index and 40% CBOE NASDAQ-100 BuyWrite Index	—	4.98	14.61	10.27	4.87

% Premium/Discount to NAV[2]
					–1.54%

Distributions[3]
Total Distributions per share for the period					$0.665
Distribution Rate at NAV					8.88%
Distribution Rate at Market Price					9.01%

Fund Profile

Sector Allocation (% of total investments)[4]

Top 10 Holdings (% of total investments)[4]

Apple, Inc.	8.0%
Microsoft Corp.	4.9
Google, Inc., Class A	2.5
Google, Inc., Class C	2.5
Intel Corp.	2.4
Comcast Corp., Class A	2.4
Gilead Sciences, Inc.	2.4
Amazon.com, Inc.	2.3
QUALCOMM, Inc.	2.2
Cisco Systems, Inc.	1.8
Total	31.4%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to eatonvance.com

2

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls
Equity Benchmark[1]	60% S&P 500 Index 40% NASDAQ-100 Index
Morningstar Category	Large Growth
Distribution Frequency	Monthly
Common Stock Portfolio
Positions Held	207
% US / Non-US	99.4/0.6
Average Market Cap	$157.7 Billion
Call Options Written
% of Stock Portfolio	95%
Average Days to Expiration	15 days
% In the Money	–0.5%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

In the Money: For a call option on an index, the extent to which the current price of the value of the index exceeds the exercise price of the option.

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Endnotes and Additional Disclosures

[1]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ-100 Index includes 100 of the largest domestic and international securities (by market cap), excluding financials, listed on NASDAQ. CBOE S&P 500 BuyWrite Index measures the performance of a hypothetical buy-write strategy on the S&P 500 Index. CBOE NASDAQ-100 BuyWrite Index measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ-100 Index and writes (sells) NASDAQ-100 Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

4

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited)

Common Stocks — 100.8%

Security	Shares	Value

Aerospace & Defense — 2.1%
Boeing Co. (The)	26,140	$3,325,792
Honeywell International, Inc.	77,664	7,218,869
Northrop Grumman Corp.	43,452	5,198,163
Rockwell Collins, Inc.	45,000	3,516,300
Textron, Inc.	15,478	592,652

		$19,851,776

Airlines — 0.2%
Southwest Airlines Co.	60,023	$1,612,218

		$1,612,218

Auto Components — 0.6%
Dana Holding Corp.	77,289	$1,887,398
Goodyear Tire & Rubber Co. (The)	19,777	549,405
Johnson Controls, Inc.	71,926	3,591,265

		$6,028,068

Automobiles — 0.4%
Ford Motor Co.	41,101	$708,581
General Motors Co.	20,000	726,000
Tesla Motors, Inc.(1)	9,266	2,224,396

		$3,658,977

Banks — 3.7%
Bank of America Corp.	191,986	$2,950,825
BankUnited, Inc.	21,449	718,112
Citigroup, Inc.	15,000	706,500
Fifth Third Bancorp	100,126	2,137,690
First Republic Bank	21,771	1,197,187
Huntington Bancshares, Inc.	179,679	1,714,138
JPMorgan Chase & Co.	132,867	7,655,797
KeyCorp	38,413	550,458
Regions Financial Corp.	643,924	6,838,473
SunTrust Banks, Inc.	49,905	1,999,194
U.S. Bancorp	17,075	739,689
Wells Fargo & Co.	158,452	8,328,237

		$35,536,300

Beverages — 1.4%
Coca-Cola Co. (The)	169,671	$7,187,264
Coca-Cola Enterprises, Inc.	21,105	1,008,397
PepsiCo, Inc.	60,609	5,414,808

		$13,610,469

Security	Shares	Value

Biotechnology — 6.2%
Amgen, Inc.	64,403	$7,623,383
Biogen Idec, Inc.(1)	39,491	12,451,907
BioMarin Pharmaceutical, Inc.(1)	23,822	1,481,967
Celgene Corp.(1)	170,526	14,644,773
Gilead Sciences, Inc.(1)	273,587	22,683,098

		$58,885,128

Building Products — 0.1%
Allegion PLC	10,516	$596,047

		$596,047

Capital Markets — 1.7%
E*TRADE Financial Corp.(1)	20,741	$440,954
Franklin Resources, Inc.	50,559	2,924,333
Goldman Sachs Group, Inc. (The)	19,203	3,215,350
Invesco, Ltd.	78,614	2,967,678
Morgan Stanley	53,096	1,716,594
State Street Corp.	43,478	2,924,330
T. Rowe Price Group, Inc.	23,664	1,997,478

		$16,186,717

Chemicals — 1.7%
Air Products and Chemicals, Inc.	23,722	$3,051,124
Celanese Corp., Series A	10,077	647,750
E.I. du Pont de Nemours & Co.	63,024	4,124,290
PPG Industries, Inc.	41,446	8,709,877

		$16,533,041

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	16,835	$753,030

		$753,030

Communications Equipment — 4.5%
Brocade Communications Systems, Inc.	321,783	$2,960,404
Cisco Systems, Inc.	702,082	17,446,738
Harris Corp.	6,224	471,468
QUALCOMM, Inc.	265,487	21,026,570
Riverbed Technology, Inc.(1)	26,232	541,166

		$42,446,346

Consumer Finance — 1.4%
American Express Co.	52,940	$5,022,418
Capital One Financial Corp.	10,757	888,528
Discover Financial Services	116,006	7,190,052

		$13,100,998

5	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Containers & Packaging — 0.4%
Avery Dennison Corp.	31,661	$1,622,626
MeadWestvaco Corp.	56,858	2,516,535

		$4,139,161

Distributors — 0.2%
Genuine Parts Co.	19,047	$1,672,327

		$1,672,327

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)	19,434	$2,459,567
CME Group, Inc.	12,294	872,259
McGraw Hill Financial, Inc.	54,800	4,550,044
Moody’s Corp.	45,252	3,966,791

		$11,848,661

Diversified Telecommunication Services — 1.6%
AT&T, Inc.	166,227	$5,877,787
Frontier Communications Corp.	154,158	900,283
Verizon Communications, Inc.	145,422	7,115,498
Windstream Holdings, Inc.	131,062	1,305,377

		$15,198,945

Electric Utilities — 0.5%
American Electric Power Co., Inc.	16,075	$896,503
Edison International	62,309	3,620,776

		$4,517,279

Electrical Equipment — 0.5%
Emerson Electric Co.	78,984	$5,241,378

		$5,241,378

Electronic Equipment, Instruments & Components — 0.1%
Knowles Corp.(1)	20,169	$619,995

		$619,995

Energy Equipment & Services — 1.5%
Halliburton Co.	104,167	$7,396,899
Schlumberger, Ltd.	62,574	7,380,603

		$14,777,502

Food & Staples Retailing — 0.9%
CVS Caremark Corp.	88,422	$6,664,366
Kroger Co. (The)	37,587	1,857,926

		$8,522,292

Security	Shares	Value

Food Products — 1.7%
ConAgra Foods, Inc.	48,260	$1,432,357
Hershey Co. (The)	17,810	1,734,160
Hormel Foods Corp.	10,580	522,123
Kraft Foods Group, Inc.	49,708	2,979,994
Mondelez International, Inc., Class A	250,000	9,402,500

		$16,071,134

Health Care Equipment & Supplies — 1.9%
Abbott Laboratories	91,000	$3,721,900
Baxter International, Inc.	46,730	3,378,579
Covidien PLC	25,801	2,326,734
Edwards Lifesciences Corp.(1)	11,063	949,648
Intuitive Surgical, Inc.(1)	12,611	5,193,210
Stryker Corp.	33,820	2,851,702

		$18,421,773

Health Care Providers & Services — 1.7%
Cigna Corp.	36,534	$3,360,032
DaVita HealthCare Partners, Inc.(1)	14,550	1,052,256
Express Scripts Holding Co.(1)	30,000	2,079,900
LifePoint Hospitals, Inc.(1)	36,055	2,239,015
McKesson Corp.	7,813	1,454,859
UnitedHealth Group, Inc.	70,143	5,734,190

		$15,920,252

Hotels, Restaurants & Leisure — 2.5%
International Game Technology	56,626	$900,920
Marriott International, Inc., Class A	92,128	5,905,405
Marriott Vacations Worldwide Corp.(1)	10,303	604,065
McDonald’s Corp.	69,496	7,001,027
Starwood Hotels & Resorts Worldwide, Inc.	39,775	3,214,615
Yum! Brands, Inc.	72,349	5,874,739

		$23,500,771

Household Durables — 0.4%
Whirlpool Corp.	25,869	$3,601,482

		$3,601,482

Household Products — 0.8%
Clorox Co. (The)	39,829	$3,640,371
Colgate-Palmolive Co.	31,592	2,153,942
Procter & Gamble Co. (The)	29,064	2,284,140

		$8,078,453

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	103,235	$1,605,304

		$1,605,304

Industrial Conglomerates — 1.2%
3M Co.	28,082	$4,022,466
General Electric Co.	280,568	7,373,327

		$11,395,793

Insurance — 1.5%
ACE, Ltd.	35,393	$3,670,254
Aflac, Inc.	17,703	1,102,012
Aon PLC	4,957	446,576
Genworth Financial, Inc., Class A(1)	74,552	1,297,205
Marsh & McLennan Cos., Inc.	24,157	1,251,816
Travelers Companies, Inc. (The)	43,848	4,124,781
Unum Group	70,698	2,457,462

		$14,350,106

Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(1)	69,040	$22,422,811
Netflix, Inc.(1)	5,000	2,203,000
Shutterfly, Inc.(1)	27,478	1,183,203

		$25,809,014

Internet Software & Services — 8.2%
eBay, Inc.(1)	206,613	$10,343,047
Facebook, Inc., Class A(1)	224,414	15,100,818
Google, Inc., Class A(1)	40,934	23,932,882
Google, Inc., Class C(1)	41,523	23,887,351
LinkedIn Corp., Class A(1)	4,433	760,126
VeriSign, Inc.(1)	94,613	4,618,061

		$78,642,285

IT Services — 2.6%
Alliance Data Systems Corp.(1)	7,945	$2,234,531
Cognizant Technology Solutions Corp., Class A(1)	160,475	7,848,832
Fidelity National Information Services, Inc.	79,262	4,338,802
International Business Machines Corp.	21,832	3,957,487
MasterCard, Inc., Class A	38,080	2,797,738
Visa, Inc., Class A	15,924	3,355,346

		$24,532,736

Security	Shares	Value

Life Sciences Tools & Services — 0.3%
Bruker Corp.(1)	57,399	$1,393,074
PerkinElmer, Inc.	23,065	1,080,364

		$2,473,438

Machinery — 1.6%
Caterpillar, Inc.	27,518	$2,990,381
Dover Corp.	40,339	3,668,832
Ingersoll-Rand PLC	31,550	1,972,191
Parker Hannifin Corp.	16,981	2,135,021
Stanley Black & Decker, Inc.	51,390	4,513,070

		$15,279,495

Marine — 0.2%
Kirby Corp.(1)	17,666	$2,069,395

		$2,069,395

Media — 4.8%
CBS Corp., Class B	90,566	$5,627,771
Comcast Corp., Class A	423,426	22,729,508
Lions Gate Entertainment Corp.	23,797	680,118
Omnicom Group, Inc.	7,983	568,549
Time Warner, Inc.	17,000	1,194,250
Time, Inc.(1)	2,125	51,468
Twenty-First Century Fox, Inc., Class A	80,000	2,812,000
Walt Disney Co. (The)	144,490	12,388,573

		$46,052,237

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	15,665	$571,773
Newmont Mining Corp.	20,961	533,248
Nucor Corp.	23,005	1,132,996

		$2,238,017

Multi-Utilities — 1.0%
CMS Energy Corp.	217,119	$6,763,257
Public Service Enterprise Group, Inc.	63,761	2,600,811

		$9,364,068

Multiline Retail — 1.2%
Macy’s, Inc.	106,841	$6,198,915
Nordstrom, Inc.	28,152	1,912,365
Target Corp.	59,516	3,448,952

		$11,560,232

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Oil, Gas & Consumable Fuels — 5.1%
Chevron Corp.	66,225	$8,645,674
ConocoPhillips	104,007	8,916,520
EOG Resources, Inc.	32,900	3,844,694
Exxon Mobil Corp.	119,578	12,039,113
Hess Corp.	28,844	2,852,383
Occidental Petroleum Corp.	34,959	3,587,842
Phillips 66	57,101	4,592,634
Spectra Energy Corp.	16,118	684,693
Williams Cos., Inc.	48,359	2,814,977
WPX Energy, Inc.(1)	41,343	988,511

		$48,967,041

Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	77,774	$5,775,497

		$5,775,497

Pharmaceuticals — 3.4%
AbbVie, Inc.	6,412	$361,893
Bristol-Myers Squibb Co.	128,845	6,250,271
Eli Lilly & Co.	12,046	748,900
Johnson & Johnson	51,777	5,416,910
Mallinckrodt PLC(1)	3,225	258,064
Merck & Co., Inc.	158,250	9,154,762
Pfizer, Inc.	355,329	10,546,165

		$32,736,965

Professional Services — 0.5%
Equifax, Inc.	17,082	$1,239,128
Nielsen NV	16,843	815,370
Robert Half International, Inc.	59,102	2,821,529

		$4,876,027

Real Estate Investment Trusts (REITs) — 1.1%
American Tower Corp.	17,730	$1,595,345
Apartment Investment & Management Co., Class A	35,696	1,151,910
Host Hotels & Resorts, Inc.	28,981	637,872
Simon Property Group, Inc.	38,580	6,415,082
Washington Prime Group, Inc.(1)	19,290	361,495

		$10,161,704

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)	24,669	$790,395

		$790,395

Security	Shares	Value

Road & Rail — 0.8%
CSX Corp.	34,587	$1,065,625
Kansas City Southern	4,645	499,384
Norfolk Southern Corp.	10,785	1,111,179
Ryder System, Inc.	12,392	1,091,611
Union Pacific Corp.	37,756	3,766,161

		$7,533,960

Semiconductors & Semiconductor Equipment — 5.0%
Analog Devices, Inc.	56,522	$3,056,144
ASML Holding NV - NY Shares	26,394	2,461,768
Cypress Semiconductor Corp.(1)	245,589	2,679,376
Intel Corp.	758,775	23,446,147
Microchip Technology, Inc.	30,000	1,464,300
NXP Semiconductors NV(1)	42,233	2,794,980
ON Semiconductor Corp.(1)	149,333	1,364,904
Tessera Technologies, Inc.	50,120	1,106,650
Texas Instruments, Inc.	199,048	9,512,504

		$47,886,773

Software — 6.4%
Microsoft Corp.	1,137,016	$47,413,567
Oracle Corp.	289,756	11,743,811
Red Hat, Inc.(1)	28,914	1,598,077
TiVo, Inc.(1)	42,923	554,136

		$61,309,591

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	36,820	$4,967,754
Best Buy Co., Inc.	28,506	883,971
Gap, Inc. (The)	35,268	1,466,091
Home Depot, Inc. (The)	58,008	4,696,328
Tiffany & Co.	39,926	4,002,581

		$16,016,725

Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	826,255	$76,783,877
Hewlett-Packard Co.	10,000	336,800

		$77,120,677

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B	73,632	$5,710,162

		$5,710,162

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	99,397	$977,072

		$977,072

Tobacco — 1.1%
Altria Group, Inc.	27,194	$1,140,516
Lorillard, Inc.	17,939	1,093,741
Philip Morris International, Inc.	96,409	8,128,243

		$10,362,500

Trading Companies & Distributors — 0.4%
Fastenal Co.	79,244	$3,921,786

		$3,921,786

Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc., Class B	14,940	$601,335

		$601,335

Total Common Stocks — 100.8% (identified cost $399,931,672)		$961,050,850

Call Options Written — (1.0)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	215	$3,805	7/3/14	$(1,055,650)
NASDAQ 100 Index	210	3,800	7/11/14	(1,274,700)
NASDAQ 100 Index	235	3,810	7/19/14	(1,418,225)
NASDAQ 100 Index	295	3,825	7/25/14	(1,709,525)
S&P 500 Index	700	1,955	7/3/14	(679,000)
S&P 500 Index	670	1,945	7/11/14	(1,430,450)
S&P 500 Index	665	1,970	7/19/14	(581,875)
S&P 500 Index	740	1,960	7/25/14	(1,287,600)

Total Call Options Written (premiums received $7,602,276)				$(9,437,025)

Other Assets, Less Liabilities — 0.2%				$1,861,408

Net Assets — 100.0%				$953,475,233

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2014
Investments, at value (identified cost, $399,931,672)	$961,050,850
Cash	1,905,995
Dividends receivable	877,110
Tax reclaims receivable	3,946
Total assets	$963,837,901

Liabilities
Written options outstanding, at value (premiums received, $7,602,276)	$9,437,025
Payable to affiliates:
Investment adviser fee	781,132
Trustees’ fees	10,080
Accrued expenses	134,431
Total liabilities	$10,362,668
Net Assets	$953,475,233

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized, 63,644,678 shares issued and outstanding	$636,447
Additional paid-in capital	440,244,623
Accumulated net realized loss	(8,112,935)
Accumulated distributions in excess of net investment income	(38,577,432)
Net unrealized appreciation	559,284,530
Net Assets	$953,475,233

Net Asset Value
($953,475,233 ÷ 63,644,678 common shares issued and outstanding)	$14.98

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2014
Dividends (net of foreign taxes, $8,595)	$8,692,662
Total investment income	$8,692,662

Expenses
Investment adviser fee	$4,642,496
Trustees’ fees and expenses	21,239
Custodian fee	168,173
Transfer and dividend disbursing agent fees	9,177
Legal and accounting services	34,259
Printing and postage	148,293
Miscellaneous	48,302
Total expenses	$5,071,939
Deduct —
Reduction of custodian fee	$773
Total expense reductions	$773

Net expenses	$5,071,166

Net investment income	$3,621,496

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$37,084,489
Written options	(20,232,003)
Foreign currency transactions	49
Net realized gain	$16,852,535
Change in unrealized appreciation (depreciation) —
Investments	$22,456,586
Written options	8,513,765
Foreign currency	111
Net change in unrealized appreciation (depreciation)	$30,970,462

Net realized and unrealized gain	$47,822,997

Net increase in net assets from operations	$51,444,493

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
From operations —
Net investment income	$3,621,496	$8,155,298
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	16,852,535	(17,926,696)
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	30,970,462	162,088,983
Net increase in net assets from operations	$51,444,493	$152,317,585
Distributions to shareholders —
From net investment income	$(42,296,148)*	$(8,037,102)
Tax return of capital	—	(76,545,224)
Total distributions	$(42,296,148)	$(84,582,326)
Capital share transactions —
Reinvestment of distributions	$439,803	$—
Net increase in net assets from capital share transactions	$439,803	$—

Net increase in net assets	$9,588,148	$67,735,259

Net Assets
At beginning of period	$943,887,085	$876,151,826
At end of period	$953,475,233	$943,887,085

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(38,577,432)	$97,220

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Financial Highlights

	Six Months Ended June 30, 2014 (Unaudited)		Year Ended December 31,
			2013	2012	2011	2010	2009
Net asset value — Beginning of period	$14.840		$13.770	$13.650	$14.160	$14.510	$12.050

Income (Loss) From Operations
Net investment income(1)	$0.057		$0.128	$0.131	$0.094	$0.087	$0.114
Net realized and unrealized gain	0.748		2.272	1.313	0.725	1.095	4.246

Total income from operations	$0.805		$2.400	$1.444	$0.819	$1.182	$4.360

Less Distributions
From net investment income	$(0.665	)*	$(0.126)	$(0.129)	$(0.094)	$(0.086)	$(0.172)
From net realized gain	—		—	—	(0.202)	(0.033)	—
Tax return of capital	—		(1.204)	(1.200)	(1.033)	(1.413)	(1.728)

Total distributions	$(0.665)		$(1.330)	$(1.329)	$(1.329)	$(1.532)	$(1.900)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$0.005	$—	$—	$—

Net asset value — End of period	$14.980		$14.840	$13.770	$13.650	$14.160	$14.510

Market value — End of period	$14.750		$14.010	$12.500	$11.720	$13.080	$15.050

Total Investment Return on Net Asset Value(2)	5.70	%(3)	19.08%	11.77%	7.48%	9.22%	39.22%

Total Investment Return on Market Value(2)	10.24	%(3)	23.84%	18.17%	(0.10)%	(2.73)%	70.59%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$953,475		$943,887	$876,152	$871,184	$903,641	$921,312
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.09	%(5)	1.09%	1.09%	1.09%	1.07%	1.08%
Net investment income	0.78	%(5)	0.90%	0.92%	0.68%	0.62%	0.87%
Portfolio Turnover	1	%(3)	2%	5%	20%	11%	16%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(5)	Annualized.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Exchange-traded options (other than FLexible EXchange traded options) are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options and FLexible EXchange traded options traded at the Chicago Board Options Exchange are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Currencies. Foreign currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2013, the Fund, for federal income tax purposes, had deferred capital losses of $35,313,980 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year.

Additionally, at December 31, 2013, the Fund had a late year ordinary loss of $22, related to certain specified losses realized after October 31, 2013, which it has elected to defer to the following taxable year pursuant to income tax regulations.

As of June 30, 2014, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

14

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2014 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2014, the amount of distributions estimated to be a tax return of capital was approximately $38,637,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2014, the Fund’s investment adviser fee amounted to $4,642,496. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

15

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $11,741,709 and $69,610,151, respectively, for the six months ended June 30, 2014.

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended June 30, 2014 were 29,812. There were no common shares issued by the Fund for the year ended December 31, 2013.

On August 6, 2012, the Board of Trustees of the Fund authorized the repurchase by the Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). On September 30, 2013, the Board of Trustees of the Fund approved the continuation of the Fund’s share repurchase program. The Board authorized the repurchase by the Fund of up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to NAV. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2014 and the year ended December 31, 2013.

6  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$399,834,434

Gross unrealized appreciation	$561,375,696
Gross unrealized depreciation	(159,280)

Net unrealized appreciation	$561,216,416

7  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options at June 30, 2014 is included in the Portfolio of Investments.

Written options activity for the six months ended June 30, 2014 was as follows:

	Number of Contracts	Premiums Received

Outstanding, beginning of period	3,955	$8,060,086
Options written	24,875	50,948,029
Options terminated in closing purchase transactions	(18,065)	(36,421,299)
Options expired	(7,035)	(14,984,540)

Outstanding, end of period	3,730	$7,602,276

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

16

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative

Written options	$—	$(9,437,025	)(1)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Written options	$(20,232,003	)(1)	$8,513,765	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$961,050,850 *	$—	$—	$961,050,850

Total Investments	$961,050,850	$—	$—	$961,050,850

Liability Description

Call Options Written	$(9,437,025)	$—	$—	$(9,437,025)

Total	$(9,437,025)	$—	$—	$(9,437,025)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At June 30, 2014, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

17

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 24, 2014. The following action was taken by the shareholders:

Item 1:  The election of Valerie A. Mosley, Helen Frame Peters and Ralph F. Verni as Class III Trustees of the Fund for a three-year term expiring in 2017.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld
Valerie A. Mosley	57,209,346	1,209,517
Helen Frame Peters	57,300,636	1,118,227
Ralph F. Verni	57,266,846	1,152,017

18

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 28, 2014, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2014, as well as information considered throughout the year at meetings of the Board and its committees. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

19

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

Over the course of the twelve-month period ended April 30, 2014, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, seventeen, eleven, six and ten times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement. In evaluating each advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Tax-Managed Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. indices. The Board noted that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

20

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2013 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual fee rates for investment advisory and administrative services payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2013, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. The Board concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

21

Eaton Vance

Tax-Managed Buy-Write Opportunities Fund

June 30, 2014

Officers and Trustees

Officers of Eaton Vance Tax-Managed Buy-Write Opportunities Fund

Walter A. Row, III

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Tax-Managed Buy-Write Opportunities Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company and has no employees.

Number of Shareholders

As of June 30, 2014, Fund records indicate that there are 28 registered shareholders and approximately 35,452 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETV.

22

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  On September 30, 2013, the Fund’s Board of Trustees approved the continuation of the Fund’s share repurchase program. The Board authorized the Fund to repurchase up to 10% of its common shares outstanding as of September 30, 2013 in open market transactions at a discount to net asset value (NAV). Under the previous authorization, the Fund could repurchase up to 10% of its common shares outstanding as of August 8, 2012 at a discount to NAV in the open market. The terms of the reauthorization increased the number of shares available for repurchase. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

23

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7745    6.30.14

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 7, 2014

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 7, 2014